Equity (Details) - Schedule of Equity-Classified Warrants Outstanding - Common Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Number of Shares	29
Exercise Price	$ 0.4
Expiration
January 2023 [Member]
Class of Warrant or Right [Line Items]
Number of Shares
Exercise Price	$ 1,880	$ 1,880
Expiration	January 2023	January 2023
October 2023 [Member]
Class of Warrant or Right [Line Items]
Number of Shares	3	3
Exercise Price	$ 96	$ 96
Expiration	October 2023	October 2023